NVIT Multi-Manager Small Cap Value Fund
FUND SUMMARY: NVIT MULTI-MANAGER SMALL CAP VALUE FUND
Objective
The NVIT Multi-Manager Small Cap Value Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Multi-Manager Small Cap Value Fund	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Management Fees	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	none	0.25%	none	none
Other Expenses	0.22%	0.22%	0.22%	0.07%
Total Annual Fund Operating Expenses	1.06%	1.31%	1.06%	0.91%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT Multi-Manager Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	108	337	585	1,294
Class II Shares	133	415	718	1,579
Class IV Shares	108	337	585	1,294
Class Y Shares	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.54% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (primarily common stocks) issued by small-cap companies. The Fund uses a value style of investing, which means that it invests in small-cap companies that the Fund’s subadvisers believe have good earnings growth potential, but which the market has undervalued. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which a subadviser believes have favorable prospects for recovery). The Fund may invest in real estate securities, including real estate investment trusts (“REITs”), and may invest up to 20% of its total assets in equity securities of foreign companies. The Fund also may invest in initial public offerings (“IPOs”) of small companies to capitalize on the opportunity for growth although such IPOs may not be available for investment by the Fund and the impact of any such IPO would be uncertain. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The Fund generally considers selling a security when its market capitalization exceeds the small-cap range, it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. The Fund may enter into repurchase agreements to generate additional income.

The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA also determines the amount of Fund assets to allocate to each subadviser. NFA has chosen the Fund’s current subadvisers because they approach investing in small-cap securities in a different manner from each other. For example, as of the date of this Prospectus, one subadviser selects companies for long-term investment, while the other subadviser uses quantitative and fundamental analysis to seek to enhance returns and reduce its portion’s volatility. In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Special situation companies risk– these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Real estate securities risk– involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

     REITs– REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. REITs that invest in real estate mortgages are also subject to risk of default or prepayment risk.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Multi-manager risk– while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Repurchase agreements risk– exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase them.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares<br/> (Years Ended December 31,)

Highest Quarter:	21.61%	–	3rd qtr. of 2009
Lowest Quarter:	-21.52%	–	3rd qtr. of 2011

Average Annual Total Returns<br/> (For the Periods Ended December 31, 2018)
Average Annual Total Returns - NVIT Multi-Manager Small Cap Value Fund	1 year	5 years	10 years
Class I Shares	(16.95%)	2.78%	11.40%
Class II Shares	(17.12%)	2.52%	11.13%
Class IV Shares	(16.95%)	2.79%	11.42%
Class Y Shares	(16.85%)	2.94%	11.58%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	(12.86%)	3.61%	10.40%